Inventories (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Cost of goods sold, inventory	$ 8,400	$ 7,051	$ 6,211
Written Off inventory	281
Wrote-off (reversal) of inventory	$ 78	$ 277	$ 38